Long Term Debt - Ocean Rig Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					4 Months Ended	12 Months Ended				4 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2010	Nov. 30, 2009	Apr. 26, 2011 Repurchase of Notes (Member)	Dec. 31, 2011 Repurchase of Notes (Member)	Apr. 27, 2011 Noteholders Option (Member)	Apr. 27, 2011 From April 27 2015 (Member)	Apr. 27, 2011 From 27/04/2014 to April 26 2015 (Member)	Apr. 27, 2011 Ocean Rig Issuance Of Senior Notes [Member]	Dec. 31, 2011 Ocean Rig Issuance Of Senior Notes [Member]
Principal amount of senior unsecured notes				$ 240,000	$ 460,000	$ 57,000					$ 500,000
Senior notes interest rate											9.50%
Proceeds from issuance of senior notes											487,500
Interest on long-term debt	156,088	99,044	94,717									32,327
Redemption Price Of Senior Note As Percenage Of Principal Amount								100.00%	102.50%	104.50%
Principal amount of senior notes repurchased	75,000	0	0			75,000
Other Comprehensive Income Loss Net Of Tax	11,164	(16,609)	11,448				1,350
Gain on sale of notes	1,406	0	0			1,406	18,000
Amortization of convertible notes discount	$ 34,144	$ 26,516	$ 1,769									$ 2,235